Shareholder Report, Holdings (Details)	Apr. 30, 2025
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.33%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.38%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.52%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.48%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.33%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.38%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.52%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.48%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.33%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.38%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.52%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.48%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.33%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.38%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.52%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.48%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.33%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.38%)
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.52%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.48%)
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.33%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.38%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.52%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.48%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.43%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | PPG Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | S&P 500 Global, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Ecolab, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | T Rowe Price Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | PPG Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | S&P 500 Global, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Ecolab, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | T Rowe Price Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | PPG Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | S&P 500 Global, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Ecolab, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | T Rowe Price Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | PPG Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | S&P 500 Global, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Ecolab, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | T Rowe Price Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | PPG Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | S&P 500 Global, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Ecolab, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | T Rowe Price Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | PPG Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | S&P 500 Global, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Ecolab, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | T Rowe Price Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.19%)
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.19%)
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.19%)
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.19%)
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.72%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%